UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Global Infrastructure Fund
Portfolio of Investments    March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.3%
	COMMON STOCKS – 93.9%
	Air Freight & Logistics – 0.2%
22,379	Oesterreichische Post AG, (2)	$ 1,112,763
	Commercial Services & Supplies – 3.7%
32,015	Advanced Disposal Services, Inc., (3)	713,294
34,521	Casella Waste Systems, Inc., (3)	807,101
1,852,178	China Everbright International Ltd, (2)	2,615,234
125,630	Waste Connections Inc.	9,012,696
90,696	Waste Management, Inc.	7,629,348
	Total Commercial Services & Supplies	20,777,673
	Construction & Engineering – 7.3%
71,998	Eiffage SA, (2)	8,199,940
439,216	Ferrovial SA, (2)	9,182,999
239,774	Vinci SA, (2)	23,616,541
	Total Construction & Engineering	40,999,480
	Diversified Telecommunication Services – 1.8%
456,808	Bharti Infratel Ltd, (2)	2,366,701
69,469	Cellnex Telecom SA, (2), (3)	1,857,178
9,065	HKBN Ltd, (2)	10,710
126,538	HKT Trust and HKT Limited, (2)	159,214
279,025	Infrastrutture Wireless Italiane SpA, (2)	2,209,722
5,334,622	NetLink NBN Trust, (2), (3)	3,319,940
1,128,909	Tower Bersama Infrastructure Tbk PT, (2)	457,873
	Total Diversified Telecommunication Services	10,381,338
	Electric Utilities – 17.7%
30,793	Alliant Energy Corporation	1,258,202
133,221	Alupar Investimento SA	721,095
42,484	American Electric Power Company, Inc.	2,913,977
1,245,709	AusNet Services, (2)	1,611,281
55,454	Brookfield Infrastructure Partners LP	2,309,105
41,967	CK Infrastructure Holdings Ltd, (2)	343,974
48,284	CLP Holdings Limited, (2)	492,304
214,888	Duke Energy Corporation	16,647,373
79,969	Edison International	5,090,826
8,113	Elia System Operator SA/NV, (2)	507,220
16,328	Endesa SA, (2), (3)	359,709

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments    March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities (continued)
94,437	Enersis Chile SA, ADR	$604,397
26,913	Entergy Corporation	2,120,206
104,558	Eversource Energy	6,160,557
71,574	Great Plains Energy Incorporated	2,275,337
1,291,498	Iberdrola SA, (2)	9,496,887
781,360	Infratil Ltd, (2)	1,756,806
100,889	NextEra Energy Inc.	16,478,200
104,874	PG&E Corporation	4,607,115
3,922	Pinnacle West Capital Corporation	312,976
18,725	Portland General Electric Company	758,550
174,601	Power Assets Holdings Ltd, (2)	1,559,778
1,461,971	Power Grid Corp of India Ltd, (2)	4,346,441
387,977	Red Electrica Corp SA, (2), (3)	8,008,778
2,840,460	Spark Infrastructure Group, (2)	5,239,027
16,175	Terna Rete Elettrica Nazionale SpA, (2)	94,525
121,596	Transmissora Alianca de Energia Eletrica SA	800,340
55,840	Xcel Energy, Inc.	2,539,603
	Total Electric Utilities	99,414,589
	Gas Utilities – 2.4%
435,618	APA Group, (2)	2,652,467
3,135	Atmos Energy Corporation	264,092
8,986	Chesapeake Utilities Corporation	632,165
1,249,934	China Resources Gas Group Ltd, (2)	4,371,014
13,637	ENN Energy Holdings Ltd, (2)	122,582
155,782	Gas Natural SDG S.A, (2), (3)	3,718,214
147,752	Infraestructura Energetica Nova SAB de CV	720,961
1,093	National Fuel Gas Company	56,235
5,454	New Jersey Resources Corporation	218,705
7,481	One Gas Inc.	493,896
	Total Gas Utilities	13,250,331
	Independent Power & Renewable Electricity Producers – 0.0%
7,408	Brookfield Renewable Energy Partners LP	230,345
	IT Services – 0.2%
13,751	Interxion Holdings NV, (3)	854,075
	Machinery – 0.5%
120,447	Evoqua Water Technologies Co, (3)	2,564,317
	Multi-Utilities – 7.4%
33,911	Ameren Corporation	1,920,380

Shares	Description (1)	Value
	Multi-Utilities (continued)
66,272	CMS Energy Corporation	$3,001,459
137,901	Dominion Resources, Inc.	9,298,664
31,172	DTE Energy Company	3,254,357
219,274	Engie, (2)	3,661,541
686,123	Hera SpA, (2)	2,514,051
30,118	National Grid PLC, Sponsored ADR	1,699,559
85,218	NiSource Inc.	2,037,562
6,686	Sempra Energy	743,617
672,708	Suez, (2)	9,747,497
11,897	Unitil Corp	552,140
111,614	Veolia Environnement SA, (2)	2,651,655
7,814	WEC Energy Group, Inc.	489,938
	Total Multi-Utilities	41,572,420
	Oil, Gas & Consumable Fuels – 14.9%
9,124	AltaGas Ltd	174,570
72,316	Cheniere Energy Inc., (3)	3,865,290
43,982	Enagas SA, (2)	1,204,435
546,135	Enbridge Inc.	17,186,868
209,406	Enterprise Products Partnership LP	5,126,259
53,381	Inter Pipeline Ltd	926,456
716,895	Kinder Morgan, Inc.	10,796,439
62,511	Magellan Midstream Partners LP	3,647,517
130,423	ONEOK, Inc.	7,423,677
229,887	Pembina Pipeline Corporation	7,173,095
436,805	Petronet LNG Ltd, (2)	1,553,337
119,113	Snam SpA, (2)	547,539
57,009	Targa Resources Corporation	2,508,396
241,809	TransCanada Corp	10,000,065
128,027	TransCanada Corporation	5,288,795
262,645	Williams Companies Inc.	6,529,355
	Total Oil, Gas & Consumable Fuels	83,952,093
	Road & Rail – 4.8%
986,308	Aurizon Holdings Ltd, (2)	3,235,773
30,411	Central Japan Railway Company, (2)	5,753,239
909,714	ComfortDelGro Corp Ltd, (2)	1,428,073
82,941	East Japan Railway Company, (2)	7,687,272
27,957	Genesee & Wyoming Inc., (3)	1,979,076
114,048	MTR Corp Ltd, (2)	615,648
228,266	Rumo SA, (3)	909,206

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments    March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Road & Rail (continued)
40,836	Union Pacific Corporation	$ 5,489,584
	Total Road & Rail	27,097,871
	Transportation Infrastructure – 30.2%
507,596	Abertis Infraestructuras SA, (2)	11,379,246
80,535	Aena SME SA, (2), (3)	16,239,350
49,420	Aeroports de Paris, (2)	10,766,724
727,405	Atlantia SpA, (2)	22,539,624
1,867,120	Auckland International Airport Ltd, (2)	8,285,166
279,044	CCR SA	1,056,521
819,769	China Merchants Port Holdings Co Ltd, (2)	1,821,579
1,092,796	Cosco Shipping Ports Ltd, (2)	922,614
541,355	Enav SpA, (2)	2,889,891
88,691	Flughafen Wien AG	3,639,479
50,096	Flughafen Zurich AG, (2)	11,064,157
72,116	Fraport AG Frankfurt Airport Services Worldwide, (2)	7,117,278
350,618	Groupe Eurotunnel SA	5,004,446
35,827	Grupo Aeroportuario Centro Norte, SA, ADR	1,411,942
30,487	Grupo Aeroportuario del Pacifico S.A.B. de CV, ADR	3,037,725
30,977	Hamburger Hafen und Logistik AG, (2)	696,991
1,413,089	Hutchison Port Holdings Trust, (2)	418,632
80,354	Japan Airport Terminal Co Ltd, (2)	3,069,771
109,700	Kamigumi Company Limited, (2)	2,449,577
1,090,580	Macquarie Atlas Roads Group, (2)	4,865,935
17,173	Macquarie Infrastructure Corporation	634,199
780,923	Port of Tauranga Ltd, (2)	2,708,213
40,866	Promotora y Operadora de Infraestructura SAB de CV	406,345
85,867	Promotora y Operadora de Infraestructura SAB de CV	595,118
85,976	Societa Iniziative Autostradali e Servizi SpA, (2)	1,602,301
2,623,046	Sydney Airport, (2)	13,599,895
3,471,083	Transurban Group, (2)	30,610,113
18,715	Westports Holdings Bhd, (2)	17,370
82,748	Westshore Terminals Investment Corp	1,430,997
	Total Transportation Infrastructure	170,281,199
	Water Utilities – 2.6%
1,933,965	Aguas Andinas SA	1,261,769
11,853	American Water Works Company	973,487
138,213	AquaVenture Holdings Limited, (3)	1,716,605
7,304,547	Beijing Enterprises Water Group Ltd, (2)	4,109,847
1,727,538	China Everbright Water Ltd, (2)	561,747
46,527	Cia de Saneamento do Parana	845,574

Shares	Description (1)	Value
	Water Utilities (continued)
144,703	Pennon Group PLC, (2)	$1,308,206
111,325	Severn Trent PLC, (2)	2,882,044
110,883	United Utilities PLC, (2)	1,113,565
	Total Water Utilities	14,772,844
	Wireless Telecommunication Services – 0.2%
4,915,286	Sarana Menara Nusantara Tbk PT	1,278,135
	Total Common Stocks (cost $455,957,211)	528,539,473

Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 4.8%
	Health Care – 0.5%
1,360,990	Parkway Life Real Estate Investment Trust, (2)	$ 2,911,727
	Specialized – 4.3%
74,474	American Tower Corporation, REIT	10,824,051
1,945	Coresite Realty Corporation	195,006
34,982	Digital Realty Trust Inc.	3,686,403
11,862	Equinix Inc.	4,959,977
195,670	Keppel DC REIT, (2)	215,438
23,536	SBA Communications Corporation, (3)	4,022,773
	Total Specialized	23,903,648
	Total Real Estate Investment Trust Common Stocks (cost $23,976,700)	26,815,375

Shares	Description (1), (4)	Value
	INVESTMENT COMPANIES – 0.6%
220,040	3i Infrastructure PLC	$659,418
7,051,847	Keppel Infrastructure Trust, (2)	2,884,413
	Total Investment Companies (cost $3,194,418)	3,543,831

	Total Long-Term Investments (cost $483,128,329)	558,898,679

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.8%
	REPURCHASE AGREEMENTS – 0.8%
$ 4,589	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/18, repurchase price $4,588,981, collateralized by $4,795,000 U.S. Treasury Notes, 2.125%, due 9/30/24, value $4,680,414	0.740%	4/02/18	$ 4,588,604
	Total Short-Term Investments (cost $4,588,604)			4,588,604
	Total Investments (cost $487,716,933) – 100.1%			563,487,283
	Other Assets Less Liabilities – (0.1)%			(445,432)
	Net Assets – 100%			$ 563,041,851

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments    March 31, 2018
(Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$225,109,755	$303,429,718	$ —	$528,539,473
Real Estate Investment Trust Common Stocks	23,688,210	3,127,165	—	26,815,375
Investment Companies	659,418	2,884,413	—	3,543,831
Short-Term Investments:
Repurchase Agreements	—	4,588,604	—	4,588,604
Total	$249,457,383	$314,029,900	$ —	$563,487,283
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent an Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$2,686,822	$(11,227,904)	$11,227,904	$(2,686,822)	$ —	$ —
Real Estate Investment Trust Common Stocks	—	(3,127,165)	3,127,165	—	—	—
Investment Companies	—	(2,884,413)	2,884,413	—	—	—
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.
Tax cost of investments	$504,125,120
Gross unrealized:
Appreciation	$ 87,697,691
Depreciation	(28,335,528)
Net unrealized appreciation (depreciation) of investments	$ 59,362,163

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Nuveen Real Asset Income Fund
Portfolio of Investments    March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.2%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 22.8%
	Diversified – 3.0%
230,508	AEW UK REIT PLC	$309,820
107,753	Armada Hoffler Properties Inc.	1,475,139
49,146	Cofinimmo SA, (2)	6,377,246
2,158,023	Fibra Uno Administracion SA de CV	3,252,466
66,230	Fonciere Des Regions, (2)	7,306,382
257,685	Gramercy Property Trust	5,599,495
790,567	Growthpoint Properties Australia Ltd, (2)	2,011,521
110,702	Hispania Activos Inmobiliarios SOCIMI SA, (2), (3)	2,357,891
126,357	ICADE, (2)	12,267,308
103,508	Lar Espana Real Estate Socimi SA, (3)	1,241,773
120,781	Lexington Corporate Properties Trust	950,546
4,512,685	Mapletree Greater China Commercial Trust, (2)	3,965,928
21,861	NSI NV	918,596
477,543	Secure Income REIT Plc	2,485,675
541,273	Slate Office REIT	3,201,382
3,532	Star Asia Investment Corp, (2)	3,405,697
539,882	VEREIT, Inc.	3,757,579
	Total Diversified	60,884,444
	Health Care – 3.8%
2,973	Community Healthcare Trust Inc.	76,525
774,455	Health Care Property Investors Inc.	17,990,590
471,587	MedEquities Realty Trust, Inc.	4,956,379
531,670	Medical Properties Trust Inc.	6,911,710
910,173	NorthWest Healthcare Properties Real Estate Investment Trust	7,961,850
3,591,248	Parkway Life Real Estate Investment Trust, (2)	7,683,181
395,097	Physicians Realty Trust	6,151,660
476,900	Sabra Health Care Real Estate Investment Trust Inc.	8,417,285
4,095,184	Target Healthcare REIT Ltd	5,917,913
201,821	Ventas Inc.	9,996,194
23,008	Welltower Inc.	1,252,326
	Total Health Care	77,315,613
	Hotels & Resorts – 2.2%
649,079	American Hotel Income Properties REIT LP	3,985,109
229,552	Apple Hospitality REIT, Inc.	4,033,229

Shares	Description (1)	Value
	Hotels & Resorts (continued)
8,410,863	Concentradora Fibra Hotelera Mexicana SA de CV	$5,264,885
48,739	LaSalle Hotel Properties	1,413,918
641,985	MGM Growth Properties LLC	17,038,282
367,646	Park Hotels & Resorts, Inc.	9,933,795
158,688	Summit Hotel Properties Inc.	2,159,744
66,540	Xenia Hotels & Resorts Inc.	1,312,169
	Total Hotels & Resorts	45,141,131
	Industrial – 5.7%
141,025	Americold Realty Trust	2,690,757
2,362,004	Ascendas Real Estate Investment Trust, (2)	4,757,712
1,007,384	Centuria Industrial REIT, (2)	1,897,267
575,648	Dream Industrial Real Estate Investment Trust	4,258,102
15,184,038	Frasers Logistics & Industrial Trust, (2)	12,629,902
1,657,948	Hansteen Holdings PLC, (2)	2,970,572
5,773,798	Mapletree Industrial Trust, (2)	8,960,099
22,473,256	Mapletree Logistics Trust, (2)	21,130,483
2,220,573	Nexus Real Estate Investment Trust	3,447,158
5,384,855	PLA Administradora Industrial S de RL de CV	8,989,568
3,402,416	Propertylink Group, (2)	2,627,422
924,731	STAG Industrial Inc.	22,119,566
1,454,161	Summit Industrial Income REIT	9,255,342
831,290	WPT Industrial Real Estate Investment Trust	10,773,518
	Total Industrial	116,507,468
	Mortgage – 2.3%
209,852	Apollo Commercial Real Estate Finance, Inc.	3,773,139
105,766	Ares Commercial Real Estate Corporation	1,306,210
284,771	Blackstone Mortgage Trust Inc., Class A	8,947,505
204,643	Granite Point Mortgage Trust Inc.	3,384,795
457,997	KKR Real Estate Finance Trust, Inc.	9,187,420
541,645	Starwood Property Trust Inc.	11,347,463
393,999	TPG Re Finance Trust Inc.	7,836,640
	Total Mortgage	45,783,172
	Office – 0.8%
1,246,550	Centuria Metropolitan REIT	2,182,900
817,846	City Office REIT, Inc.	9,454,300
70,307	Derwent London PLC, (2)	3,060,464
9,239	GDI Property Group	8,728

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Office (continued)
226,714	Inovalis Real Estate Investment Trust	$ 1,768,522
	Total Office	16,474,914
	Residential – 0.5%
18,808	Education Realty Trust Inc.	615,962
1,302,848	Empiric Student Property PLC, (2)	1,505,913
394,579	Independence Realty Trust	3,622,235
482,512	Killam Apartment Real Estate Investment Trust	5,198,328
	Total Residential	10,942,438
	Retail – 3.1%
518,826	Brixmor Property Group Inc.	7,912,097
19,198	Choice Properties Real Estate Investment Trust	173,003
10,964	Developers Diversified Realty Corporation	80,366
7,857,641	Fortune Real Estate Investment Trust, (2)	9,540,772
4,760,847	Frasers Centrepoint Trust, (2)	7,962,439
11,911,050	IGB Real Estate Investment Trust, (2)	4,773,042
62,255	Immobiliare Grande Distribuzione SIIQ SpA	581,253
187,264	Kimco Realty Corporation	2,696,602
86,898	Macerich Company	4,868,026
7,052,028	Mapletree Commercial Trust, (2)	8,459,696
196,960	Scentre Group, (2)	581,209
12,009	Simon Property Group, Inc.	1,853,589
52,282	Unibail-Rodamco SE, (2)	11,942,432
1,372,651	Viva Energy REIT, (2)	2,117,329
	Total Retail	63,541,855
	Specialized – 1.4%
455,054	Automotive Properties Real Estate Investment Trust	3,563,857
900	Entertainment Properties Trust	49,860
63,576	Gaming and Leisure Properties Inc.	2,127,889
205,000	Iron Mountain Inc.	6,736,300
5,972,136	Keppel DC REIT, (2)	6,575,499
2,846,863	National Storage REIT, (2)	3,453,527
366,972	VICI Properties Inc.	6,722,927
	Total Specialized	29,229,859
	Total Real Estate Investment Trust Common Stocks (cost $458,853,286)	465,820,894

Shares	Description (1)	Coupon	Ratings (4)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 18.9%
	Electric Utilities – 3.5%
39,142	APT Pipelines Ltd	6.290%	N/R	$3,038,768
286,541	Brookfield Infrastructure Partners LP	5.350%	BBB-	5,666,989

Shares	Description (1)	Coupon	Ratings (4)	Value
	Electric Utilities (continued)
221,680	Entergy Arkansas Inc.	4.875%	A	$5,344,705
96,676	Entergy Louisiana LLC	4.875%	A	2,329,892
59,797	Entergy Texas Inc.	5.625%	A	1,517,050
356,917	Georgia Power Company	5.000%	Baa1	8,765,881
314,156	Integrys Energy Group Inc., (2)	6.000%	Baa1	8,246,595
143,662	NextEra Energy Inc.	5.000%	BBB	3,557,071
381,976	NextEra Energy Inc.	5.250%	BBB	9,515,022
84,218	PPL Capital Funding, Inc.	5.900%	BBB	2,129,873
443,449	Southern Company	5.250%	BBB	10,904,411
470,658	Southern Company	5.250%	BBB	11,436,989
	Total Electric Utilities			72,453,246
	Equity Real Estate Investment Trust – 11.7%
127,975	American Homes 4 Rent	5.500%	N/R	3,615,294
110,709	American Homes 4 Rent	6.500%	N/R	2,768,832
261,355	American Homes 4 Rent	6.350%	N/R	6,484,218
216,810	American Homes 4 Rent	5.875%	BB	5,095,035
218,878	American Homes 4 Rent	5.875%	BB	5,067,026
303,200	CBL & Associates Properties Inc.	7.375%	BB-	5,208,976
66,488	Cedar Shopping Centers Inc., Series A	7.250%	N/R	1,521,245
288,239	Cedar Shopping Centers Inc., Series A	6.500%	N/R	6,012,666
468,181	City Office REIT, Inc.	6.625%	N/R	11,142,708
78,197	Colony Northstar, Inc.	7.500%	N/R	1,818,080
334,047	Colony Northstar, Inc.	7.125%	N/R	7,599,569
158,308	Colony Northstar, Inc.	7.125%	N/R	3,639,501
42,589	Colony Northstar, Inc.	7.150%	N/R	977,843
68,277	DDR Corporation	6.500%	Ba1	1,577,881
313,487	DDR Corporation	6.375%	BB	7,476,665
238,443	Digital Realty Trust Inc.	5.250%	Baa3	5,703,557
231,776	EPR Properties Inc.	5.750%	Baa3	5,228,867
88,371	Farmland Partners, Inc.	6.000%	N/R	2,203,973
153,288	GGP, Inc.	6.375%	N/R	3,792,345
82,250	Gladstone Commercial Corporation	7.000%	N/R	2,049,670
184,573	Gramercy Property Trust	7.125%	BB+	4,734,297
164,587	Hersha Hospitality Trust	6.875%	N/R	4,015,923
495,989	Hersha Hospitality Trust	6.500%	N/R	11,576,383
319,201	Hersha Hospitality Trust	6.500%	N/R	7,418,231
378,190	Investors Real Estate Trust	6.625%	N/R	8,747,535
1,966	Kimco Realty Corporation,	5.500%	Baa2	45,611
184,206	Kimco Realty Corporation,	5.250%	Baa2	4,050,690
1,749	Kimco Realty Corporation,	5.125%	Baa2	38,513

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2018
(Unaudited)
Shares	Description (1)	Coupon	Ratings (4)	Value
	Equity Real Estate Investment Trust (continued)
36	LaSalle Hotel Properties	6.375%	N/R	$880
248,017	LaSalle Hotel Properties	6.300%	N/R	6,004,492
9,375	Mid-America Apartment Communities Inc.	8.500%	BBB-	593,437
445,313	Monmouth Real Estate Investment Corp	6.125%	N/R	10,821,106
95,352	National Retail Properties Inc.	5.200%	Baa2	2,209,306
336,191	Pebblebrook Hotel Trust	6.500%	N/R	8,203,060
252,502	Pebblebrook Hotel Trust	6.375%	N/R	6,239,324
163,234	Penn Real Estate Investment Trust	6.875%	N/R	3,264,680
144,845	PS Business Parks, Inc.	5.250%	BBB	3,392,270
186,384	PS Business Parks, Inc.	5.200%	Baa2	4,294,287
159	Public Storage, Inc.	5.050%	A3	3,816
830	Rexford Industral Realty Inc.	5.875%	BB	19,796
102,441	Saul Centers, Inc.	6.125%	N/R	2,404,290
11,643	Senior Housing Properties Trust	6.250%	BBB-	300,273
131,814	STAG Industrial Inc.	6.875%	BB+	3,348,076
124,128	Summit Hotel Properties Inc.	6.450%	N/R	3,053,549
355,387	Summit Hotel Properties Inc.	6.250%	N/R	8,543,148
54,788	Sunstone Hotel Investors Inc.	6.950%	N/R	1,375,727
235,186	Sunstone Hotel Investors Inc.	6.450%	N/R	5,785,576
59,005	Taubman Centers Incorporated, Series K	6.250%	N/R	1,418,480
141,344	UMH Properties Inc.	8.000%	N/R	3,752,683
361,119	UMH Properties Inc.	6.750%	N/R	9,031,586
179,546	UMH Properties Inc.	6.375%	N/R	4,204,967
195,956	Urstadt Biddle Properties	6.750%	N/R	5,010,595
177,832	Urstadt Biddle Properties	6.250%	N/R	4,410,234
111,323	Ventas Realty LP	5.450%	BBB+	2,776,396
399,481	Vornado Realty Trust	5.250%	BBB-	9,180,073
43,543	Washington Prime Group, Inc.	6.875%	Ba1	892,631
	Total Equity Real Estate Investment Trust			240,145,872
	Independent Power & Renewable Electricity Producers – 0.2%
156,528	Brookfield Renewable Partners LP	5.750%	BBB-	3,150,364
	Multi-Utilities – 2.0%
650,281	Dominion Resources Inc.	5.250%	BBB-	15,762,811
77,990	DTE Energy Company	5.250%	Baa2	1,905,296
354,049	DTE Energy Company	5.375%	Baa2	8,734,389
279,006	DTE Energy Company	6.000%	Baa2	7,296,007
251,202	DTE Energy Company	5.250%	Baa2	6,064,016
	Total Multi-Utilities			39,762,519

Shares	Description (1)	Coupon	Ratings (4)	Value
	Oil, Gas & Consumable Fuels – 1.2%
49,783	Enbridge Inc., (2)	4.000%	BBB-	$1,185,333
184,164	NGL Energy Partner LP	9.000%	N/R	4,279,972
531,056	Nustar Energy LP	8.500%	B1	12,299,257
125,635	Nustar Energy LP	7.625%	B1	2,738,843
156,033	Pembina Pipeline Corp	5.750%	BB+	3,186,423
	Total Oil, Gas & Consumable Fuels			23,689,828
	Real Estate Management & Development – 0.3%
291,577	Landmark Infrastructure Partners LP	8.000%	N/R	6,948,280
	Total $25 Par (or similar) Retail Preferred (cost $401,569,374)			386,150,109

Principal Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 18.1%
	Air Freight & Logistics – 0.1%
$ 3,100	Mexico City Airport Trust, 144A	5.500%	7/31/47	BBB+	$ 2,828,750
	Commercial Services & Supplies – 1.5%
5,575	Advanced Disposal Services, Inc., 144A	5.625%	11/15/24	B	5,630,750
5,766	Covanta Holding Corporation	5.875%	3/01/24	B1	5,650,680
4,055	Covanta Holding Corporation	5.875%	7/01/25	B1	3,933,350
3,480	GFL Environmental Inc., 144A	5.375%	3/01/23	B-	3,419,100
6,599	Tervita Escrow Corporation, 144A	7.625%	12/01/21	B	6,695,147
3,115	Waste Pro USA Inc., 144A	5.500%	2/15/26	B+	3,076,063
2,890	Wrangler Buyer Corp, 144A	6.000%	10/01/25	CCC+	2,839,425
	Total Commercial Services & Supplies				31,244,515
	Communications Equipment – 0.2%
3,885	ViaSat Inc., 144A	5.625%	9/15/25	BB-	3,740,478
	Construction & Engineering – 0.9%
1,315	AECOM Technology Corporation	5.125%	3/15/27	BB-	1,270,619
2,397 EUR	Channel Link Enterprises Finance PLC	1.854%	12/30/50	A2	2,846,160
15,078,705 COP	Fideicomiso Ruta Al Mar, 144A	6.750%	2/15/44	BBB-	5,356,225
7,100	Superstrada Pedemontana Veneta SpA	0.663%	6/30/47	N/R	8,299,383
	Total Construction & Engineering				17,772,387
	Diversified Financial Services – 0.4%
5,005	Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp, 144A	5.250%	10/01/25	BB	4,742,237
2,730	Stoneway Capital Corporation, 144A	10.000%	3/01/27	B	2,965,681
	Total Diversified Financial Services				7,707,918

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2018
(Unaudited)
Principal Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Diversified Telecommunication Services – 0.5%
$ 3,501	Inmarsat Finance PLC, 144A	6.500%	10/01/24	BB+	$3,553,515
6,870	Zayo Group LLC / Zayo Capital Inc., 144A	5.750%	1/15/27	B	6,706,838
	Total Diversified Telecommunication Services				10,260,353
	Electric Utilities – 3.5%
9,895	ACWA Power Management And Investment One Ltd, 144A	5.950%	12/15/39	BBB-	10,193,631
3,781	Brooklyn Navy Yard Cogeneration Partners LP, 144A	7.420%	10/01/20	B+	3,629,579
12,217	Crocket Cogeneration LP, 144A	5.869%	3/30/25	BB+	12,034,669
4,200 GBP	Electricite de France SA, Reg S	5.875%	7/22/64	BBB	5,951,765
3,165	Exelon Corporation	6.250%	10/01/39	BBB	3,447,127
4,040 GBP	InterGen NV	7.500%	6/30/21	B1	5,623,572
4,867	Mirant Mid-Atlantic Series C Pass Through Trust	10.060%	12/30/28	B-	4,866,601
9,218	Panoche Energy Center LLC, 144A	6.885%	7/31/29	Baa3	9,100,101
11,925	Red Oak Power LLC	9.200%	11/30/29	BB-	13,624,312
2,505	Terraform Global Operating LLC, 144A	6.125%	3/01/26	BB	2,523,787
	Total Electric Utilities				70,995,144
	Equity Real Estate Investment Trust – 1.7%
6,375	Care Capital Properties, Inc.	5.125%	8/15/26	BBB-	6,142,135
3,770	CoreCivic, Inc.	4.750%	10/15/27	Ba1	3,543,800
3,725	CyrusOne LP Finance	5.375%	3/15/27	BB+	3,715,687
7,630	Geo Group Inc.	6.000%	4/15/26	B+	7,477,400
3,615	Iron Mountain Inc., 144A	5.250%	3/15/28	BB-	3,402,619
2,045	MPT Operating Partnership Finance	5.000%	10/15/27	BBB-	2,004,713
6,245	SBA Communications Corporation	4.875%	9/01/24	B+	6,127,906
1,595	Trust F/1401, 144A	6.950%	1/30/44	Baa2	1,662,788
	Total Equity Real Estate Investment Trust				34,077,048
	Gas Utilities – 1.1%
4,165	AmeriGas Partners LP/AmeriGas Finance Corporation	5.750%	5/20/27	BB	3,982,781
1,945	Ferrellgas LP	6.750%	1/15/22	B-	1,842,888
47,768 MXN	Gas Natural Mexico SA de CV	7.670%	7/03/25	N/R	2,453,299
54,265 MXN	Infraestructura Energetica Nova SAB de CV	6.300%	2/02/23	Baa1	2,763,694
4,870	National Gas Company of Trinidad and Tobago, 144A	6.050%	1/15/36	BBB	4,991,750
2,795	Rockpoint Gas Storage, 144A	7.000%	3/31/23	BB-	2,791,506
1,559	Suburban Propane Partners LP	5.750%	3/01/25	BB-	1,496,640
2,215	Suburban Propane Partners LP	5.875%	3/01/27	BB-	2,098,713
	Total Gas Utilities				22,421,271
	Health Care Providers & Services – 0.6%
7,765	Community Health Systems, Inc.	6.250%	3/31/23	B2	7,153,506

Principal Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Health Care Providers & Services (continued)
$ 4,970	Tenet Healthcare Corp, 144A	4.625%	7/15/24	BB-	$ 4,777,413
	Total Health Care Providers & Services				11,930,919
	Hotels, Restaurants & Leisure – 0.2%
1,938	Grupo Posadas SAB de CV, 144A	7.875%	6/30/22	B+	2,008,737
1,695	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	4.500%	1/15/28	BB-	1,589,571
	Total Hotels, Restaurants & Leisure				3,598,308
	Independent Power & Renewable Electricity Producers – 0.7%
3,930	Azure Power Energy Ltd, 144A	5.500%	11/03/22	Ba3	3,839,610
3,000	Calpine Corporation, 144A	5.250%	6/01/26	BB+	2,895,000
1,830	Capex SA, 144A	6.875%	5/15/24	B+	1,839,150
1,450	GenOn Energy Inc., (6)	9.500%	10/15/18	N/R	1,160,000
3,945	NRG Energy Inc., 144A	5.750%	1/15/28	BB-	3,856,237
	Total Independent Power & Renewable Electricity Producers				13,589,997
	Marine – 0.1%
16,000 NOK	FJORD 1 ASA, Reg S	4.480%	11/22/22	N/R	2,061,418
	Mortgage Real Estate Investment Trust – 0.2%
4,855	Starwood Property Trust, 144A	4.750%	3/15/25	BB-	4,733,625
	Multi-Utilities – 0.8%
3,085	Dominion Resources Inc.	5.750%	10/01/54	BBB-	3,259,302
13,711	WEC Energy Group, Inc. (3-Month LIBOR reference rate + 2.113% spread), (7)	3.951%	5/15/67	Baa1	13,368,225
	Total Multi-Utilities				16,627,527
	Oil, Gas & Consumable Fuels – 2.8%
1,685	Abu Dhabi Crude Oil Pipeline LLC, 144A	4.600%	11/02/47	AA	1,636,978
1,905	Calumet Specialty Products	6.500%	4/15/21	CCC+	1,847,850
2,559	Calumet Specialty Products	7.625%	1/15/22	CCC+	2,533,410
7,725	DCP Midstream Operating LP, 144A	5.850%	5/21/43	BB-	7,300,125
2,595	Delek & Avner Tamar Bond Ltd, 144A	5.412%	12/30/25	BBB-	2,638,492
7,855	Enterprise Products Operating LLC	5.375%	2/15/78	Baa2	7,508,691
5,305	Genesis Energy LP	5.625%	6/15/24	BB-	4,999,963
2,890 CAD	Gibson Energy, 144A	5.250%	7/15/24	BB	2,257,401
1,620	Global Partners LP/GLP Finance	7.000%	6/15/23	B+	1,632,150
3,495	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B-	3,495,000
2,887	NGL Energy Partners LP/Fin Co	7.500%	11/01/23	B+	2,897,826
5,890	Par Petroleum LLC / Petroleum Finance Corp, 144A	7.750%	12/15/25	BB-	5,904,725
5,980	PBF Holding Company LLC	7.250%	6/15/25	BB	6,211,725
33,156 MXN	Petroleos Mexicanos, 144A	7.190%	9/12/24	A-	1,651,292
3,000	Sunoco LP / Sunoco Finance Corp, 144A	5.875%	3/15/28	BB	2,898,750

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2018
(Unaudited)
Principal Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Oil, Gas & Consumable Fuels (continued)
$ 2,960	TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	BB	$ 2,967,400
	Total Oil, Gas & Consumable Fuels				58,381,778
	Real Estate Management & Development – 0.9%
6,015	APL Realty Holdings Pte Ltd, Reg S	5.950%	6/02/24	Ba3	5,661,113
9,370	Hunt Cos Inc., 144A	6.250%	2/15/26	BB-	9,045,517
4,463	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB	4,423,949
600	RKI Overseas Finance 2016 B Ltd, Reg S	4.700%	9/06/21	BB-	573,898
	Total Real Estate Management & Development				19,704,477
	Road & Rail – 0.2%
3,290	Rumo Luxembourg Sarl, 144A	7.375%	2/09/24	BB-	3,520,958
	Transportation Infrastructure – 1.2%
1,635	Aeropuertos Dominicanos SA, 144A	6.750%	3/30/29	BB-	1,769,887
2,570	Delhi International Airport Ltd, 144A	6.125%	10/31/26	BB	2,580,432
10,691 MXN	Grupo Aeroportuario del Centro Norte SAB de CV	6.850%	6/07/21	N/R	563,857
5,825	Hidrovias International Finance SARL, 144A	5.950%	1/24/25	BB	5,767,915
4,970 EUR	Swissport Financing Sarl	9.750%	12/15/22	CCC	6,390,562
6,456	Terminales Portuarios, 144A	8.125%	4/01/37	BB	6,923,813
	Total Transportation Infrastructure				23,996,466
	Water Utilities – 0.3%
6,879	AEGEA Finance SARL, 144A	5.750%	10/10/24	Ba2	6,810,210
	Wireless Telecommunication Services – 0.2%
4,730	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 144A	5.152%	3/20/28	Baa2	4,753,650
	Total Corporate Bonds (cost $373,268,915)				370,757,197

Shares	Description (1)	Value
	COMMON STOCKS – 16.1%
	Air Freight & Logistics – 0.7%
196,705	bpost SA	$4,443,774
181,998	Oesterreichische Post AG, (2)	9,049,581
	Total Air Freight & Logistics	13,493,355
	Commercial Services & Supplies – 0.2%
230,232	Covanta Holding Corporation	3,338,364
	Diversified Telecommunication Services – 1.1%
3,593,966	HKBN Ltd, (2)	4,246,302
4,848,549	HKT Trust and HKT Limited, (2)	6,100,586

Shares	Description (1)	Value
	Diversified Telecommunication Services (continued)
60,743	Inmarsat PLC, (2)	$308,855
18,347,724	NetLink NBN Trust, (2), (3)	11,418,493
	Total Diversified Telecommunication Services	22,074,236
	Electric Utilities – 4.4%
5,734,793	AusNet Services, (2)	7,417,753
1,605,194	Contact Energy Ltd, (2)	6,121,240
98,003	Duke Energy Corporation	7,592,292
370,259	Endesa SA, (2), (3)	8,156,874
748,716	Enersis Chile SA, ADR	4,791,782
32,363	Iberdrola SA, (2)	237,978
2,113,710	Infratil Ltd, (2)	4,752,455
1,046,468	Power Assets Holdings Ltd, (2)	9,348,500
30,768	Southern Company	1,374,099
12,841,109	Spark Infrastructure Group, (2)	23,684,517
454,594	SSE PLC, (2)	8,155,119
1,307,829	Transmissora Alianca de Energia Eletrica SA	8,608,074
	Total Electric Utilities	90,240,683
	Gas Utilities – 0.4%
33,357	AmeriGas Partners, LP	1,333,279
38,281	APA Group, (2)	233,092
314,996	Gas Natural SDG S.A, (2), (3)	7,518,343
	Total Gas Utilities	9,084,714
	Household Durables – 0.1%
23,072	Kaufman & Broad SA, (2)	1,214,159
	Independent Power & Renewable Electricity Producers – 1.3%
416,156	Brookfield Renewable Energy Partners LP	12,939,969
1,907,865	Meridian Energy Ltd, (2)	3,946,151
25,199	NRG Yield, Inc., Class C Shares	428,383
112,734	Pattern Energy Group Inc.	1,949,171
496,377	Saeta Yield SA, (2), (3)	7,446,096
	Total Independent Power & Renewable Electricity Producers	26,709,770
	Industrial Conglomerates – 0.2%
863,979	Hopewell Holdings Ltd, (2)	3,327,919
	Media – 0.1%
131,554	Eutelsat Communications SA, (2)	2,607,458
	Multi-Utilities – 1.4%
552,453	Engie, (2)	9,225,123
20,932	National Grid PLC, Sponsored ADR	1,181,193

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Multi-Utilities (continued)
1,557,105	REN - Redes Energeticas Nacionais SGPS SA, (2)	$4,791,778
360,748	Suez, (2)	5,227,216
3,566,913	Vector Limited, (2)	8,144,097
	Total Multi-Utilities	28,569,407
	Oil, Gas & Consumable Fuels – 2.7%
27,363	AltaGas Ltd	523,536
11,123	DCP Midstream LP	390,640
173,533	Enagas SA, (2)	4,752,155
30,368	Enbridge Energy Partners LP	292,748
73,769	Enbridge Inc.	2,321,510
44,916	Enbridge Income Fund Holdings Inc.	973,381
509,532	Enterprise Products Partnership LP	12,473,343
513,507	Inter Pipeline Ltd	8,912,187
7,799	Magellan Midstream Partners LP	455,072
242,730	ONEOK, Inc.	13,816,192
16,247	Pembina Pipeline Corporation	506,950
54,619	Plains GP Holdings LP, Class A Shares	1,187,963
1,760,137	Snam SpA, (2)	8,091,007
31,647	Williams Partners LP	1,089,606
	Total Oil, Gas & Consumable Fuels	55,786,290
	Real Estate Management & Development – 0.3%
447,432	Atrium European Real Estate Ltd, (2)	2,202,926
201,682	Brookfield Property Partners	3,870,277
20,747	Hemfosa Fastigheter AB, (2)	252,033
62,255	Immobiliare Grande Distribuzione SIIQ SpA	66,230
16,314	Landmark Infrastructure Partners LP	271,628
	Total Real Estate Management & Development	6,663,094
	Road & Rail – 0.6%
2,569,820	Aurizon Holdings Ltd, (2)	8,430,789
1,612,776	Stagecoach Group PLC, (2)	2,994,430
	Total Road & Rail	11,425,219
	Semiconductors & Semiconductor Equipment – 0.1%
2,651	Canadian Solar Infrastructure Fund Inc., (2)	2,503,881
	Trading Companies & Distributors – 0.1%
71,850	Fortress Transportation & Investor, LLC	1,146,008
	Transportation Infrastructure – 1.7%
350,766	Abertis Infraestructuras SA, (2)	7,863,444
1,065,408	Enav SpA, (2)	5,687,420

Shares	Description (1)	Value
	Transportation Infrastructure (continued)
6,352,391	Hopewell Highway Infrastructure Ltd, (2)	$3,880,758
18,390,887	Hutchison Port Holdings Trust, (2)	5,448,355
124,133	Macquarie Infrastructure Corporation	4,584,232
268,773	Sydney Airport, (2)	1,393,527
757,343	Transurban Group, (2)	6,678,709
272,025	Zhejiang Expressway Co Ltd, (2)	278,985
	Total Transportation Infrastructure	35,815,430
	Water Utilities – 0.7%
2,494,812	Aguas Andinas SA	1,627,680
119,247	Cia de Saneamento do Parana	2,167,175
2,319,397	Inversiones Aguas Metropolitanas SA	4,263,174
397,882	Pennon Group PLC, (2)	3,597,103
331,053	United Utilities PLC, (2)	3,324,668
	Total Water Utilities	14,979,800
	Total Common Stocks (cost $319,961,280)	328,979,787

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 14.9%
	Diversified Financial Services – 0.3%
$ 2,625	National Rural Utilities Cooperative Finance Corporation	5.250%	4/20/46	A3	$2,792,302
3,965	RKP Overseas Finance 2016 A Ltd, Reg S	7.950%	N/A (8)	B1	3,900,906
6,590	Total Diversified Financial Services				6,693,208
	Electric Utilities – 4.2%
5,420	AES Gener SA, 144A	8.375%	12/18/73	BB	5,636,800
27,565	Emera, Inc.	6.750%	6/15/76	BBB-	29,770,200
10,670	Enel SpA, 144A	8.750%	9/24/73	BBB-	12,643,950
3,610	Exelon Corporation	6.350%	3/15/33	Baa2	3,862,700
3,919	FPL Group Capital Inc. (3-Month LIBOR reference rate + 2.068% spread), (7)	3.762%	10/01/66	BBB	3,830,823
13,110	FPL Group Capital Inc. (3-Month LIBOR reference rate + 2.125% spread), (7)	3.713%	6/15/67	BBB	12,782,250
12,925	NextEra Energy Inc.	4.800%	12/01/77	BBB	12,440,312
3,929	PPL Capital Funding Inc. (3-Month LIBOR reference rate + 2.665% spread), (7)	4.359%	3/30/67	BBB	3,904,444
81,148	Total Electric Utilities				84,871,479
	Energy Equipment & Services – 2.7%
16,350	TranCanada Pipelines Limited (3-Month LIBOR reference rate + 2.210% spread), (7)	4.049%	5/15/67	Baa1	15,675,562
14,517	Transcanada Trust	5.625%	5/20/75	BBB	14,879,925
15,770	Transcanada Trust	5.875%	8/15/76	BBB	16,440,225
8,610	Transcanada Trust	5.300%	3/15/77	BBB	8,502,375
55,247	Total Energy Equipment & Services				55,498,087

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Equity Real Estate Investment Trust – 0.1%
$ 3,750	Cache Logistics Trust, Reg S	5.500%	N/A (8)	N/R	$ 2,863,317
	Gas Utilities – 0.1%
2,395	Towngas Finance Ltd, Reg S	4.750%	N/A (8)	A-	2,411,006
	Multi-Utilities – 0.4%
7,070	RWE AG, Reg S	6.625%	7/30/75	BB+	7,777,000
	Oil, Gas & Consumable Fuels – 6.5%
5,790	Buckeye Partners LP	6.375%	1/22/78	Ba1	5,720,955
2,694	DCP Midstream LP	7.375%	N/A (8)	BB-	2,683,898
8,851	Enbridge Energy Partners LP (3-Month LIBOR reference rate + 3.798% spread), (7)	5.492%	10/01/37	BB+	8,626,450
23,702	Enbridge Inc.	6.000%	1/15/77	BBB-	23,346,470
26,245	Enbridge Inc.	5.500%	7/15/77	BBB-	24,867,137
6,832	Enbridge Inc.	6.250%	3/01/78	BBB-	6,757,819
2,694	Energy Transfer Partners	6.250%	N/A (8)	BB	2,576,138
16,066	Energy Transfer Partners LP (3-Month LIBOR reference rate + 3.018% spread), (7)	4.791%	11/01/66	Ba1	14,138,080
5,019	Enterprise Products Operating LLC	4.875%	8/16/77	Baa2	4,923,639
11,215	Enterprise Products Operating LLC (3-Month LIBOR reference rate + 2.778% spread), (7)	4.784%	6/01/67	Baa2	11,172,944
13,920	Enterprise Products Operating LLP	5.250%	8/16/77	Baa2	13,537,200
13,960	Plains All American Pipeline L.P	6.125%	N/A (8)	BB	13,471,400
136,988	Total Oil, Gas & Consumable Fuels				131,822,130
	Real Estate Management & Development – 0.6%
12,250	AT Securities BV, Reg S	5.250%	N/A (8)	BBB-	11,925,374
$ 305,438	Total $1,000 Par (or similar) Institutional Preferred (cost $306,821,926)				303,861,601

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 4.9%
	Electric Utilities – 0.5%
203,898	NextEra Energy Inc.	6.123%	BBB	$ 11,756,759
	Equity Real Estate Investment Trust – 1.8%
216,100	Ashford Hospitality Prime, Inc.	5.500%	N/R	4,164,247
8,752	Crown Castle International Corporation	6.875%	N/R	9,784,123
90,943	EPR Properties Inc.	9.000%	BB	3,165,726
8,306	EPR Properties Inc.	5.750%	N/R	201,919
41,438	Equity Commonwealth	6.500%	Baa3	1,076,974
29,410	Lexington Corporate Properties Trust, Series B	6.500%	N/R	1,426,385
278,224	Ramco-Gershenson Properties Trust	7.250%	N/R	14,526,075
79,793	RLJ Lodging Trust	1.950%	B-	2,025,146

Shares	Description (1)	Coupon	Ratings (4)	Value
	Equity Real Estate Investment Trust (continued)
	Total Equity Real Estate Investment Trust			36,370,595
	Multi-Utilities – 1.8%
390,063	Dominion Resources Inc.	6.750%	BBB-	$18,102,824
196,881	DTE Energy Company	5.000%	N/R	10,255,531
84,449	Sempra Energy, (2)	6.000%	N/R	8,645,044
	Total Multi-Utilities			37,003,399
	Oil, Gas & Consumable Fuels – 0.8%
134,625	Anadarko Petroleum Corporation	7.500%	N/R	4,011,825
390,353	Kinder Morgan Inc., Delaware	9.750%	N/R	12,136,075
	Total Oil, Gas & Consumable Fuels			16,147,900
	Total Convertible Preferred Securities (cost $109,049,105)			101,278,653

Shares	Description (1), (9)	Value
	INVESTMENT COMPANIES – 1.0%
1,880,766	John Laing Infrastructure Fund Ltd	$2,977,770
32,589,050	Keppel Infrastructure Trust, (2)	13,329,882
1,393,766	NextEnergy Solar Fund Ltd	2,170,555
1,733,676	Starwood European Real Estate Finance Ltd	2,529,642
	Total Investment Companies (cost $20,082,915)	21,007,849

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE BONDS – 0.9%
	Oil, Gas & Consumable Fuels – 0.7%
$ 19,235	Cheniere Energy Inc.	4.250%	3/15/45	N/R	$ 14,929,149
	Real Estate Management & Development – 0.2%
4,055	Tricon Capital Group Inc., 144A	5.750%	3/31/22	N/R	4,176,650
$ 23,290	Total Convertible Bonds (cost $17,584,893)				19,105,799

Principal Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	SOVEREIGN DEBT – 0.4%
	Costa Rica – 0.1%
$ 1,273	Instituto Costarricense de Electricidad, 144A	6.375%	5/15/43	Ba2	$ 1,122,659
	India – 0.3%
400,000 INR	National Highways Authority of India, Reg S	7.300%	5/18/22	N/R	6,106,366
	Total Sovereign Debt (cost $7,410,930)				7,229,025

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 0.2%
	Electric Utilities – 0.1%
$ 2,210	Panda Liberty LLC, Term Loan, First Lien, (TBD reference rate + TBD spread), (WI/DD)	TBD	TBD	BB-	$ 2,075,190
	Equity Real Estate Investment Trust – 0.1%
1,475	Iron Mountain Inc., Term Loan, First Lien, (TBD reference rate + TBD spread), (WI/DD)	TBD	TBD	BB	1,472,854
$ 3,685	Total Variable Rate Senior Loan Interests (cost $3,570,813)				3,548,044

	Total Long-Term Investments (cost $2,018,173,437)				2,007,738,958

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.2%
	REPURCHASE AGREEMENTS – 1.2%
$ 24,919	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/18, repurchase price $24,920,864, collateralized by $26,040,000 U.S. Treasury Notes, 2.125%, due 9/30/24, value $25,417,722	0.740%	4/02/18	$ 24,918,815
	Total Short-Term Investments (cost $24,918,815)			24,918,815
	Total Investments (cost $2,043,092,252) – 99.4%			2,032,657,773
	Other Assets Less Liabilities – 0.6% (10)			13,085,019
	Net Assets – 100%			$ 2,045,742,792
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Short	(93)	6/18	$(10,618,486)	$(10,644,867)	$ (26,381)	$(10,172)
U.S. Treasury 10-Year Note	Short	(79)	6/18	(9,512,524)	(9,570,110)	(57,586)	(18,515)
U.S. Treasury Long Bond	Short	(75)	6/18	(10,772,888)	(10,996,875)	(223,987)	(56,250)
U.S. Treasury Ultra Bond	Short	(88)	6/18	(13,698,929)	(14,121,250)	(422,321)	(101,750)
Total				$(44,602,827)	$(45,333,102)	$(730,275)	$(186,687)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$305,499,961	$ 160,320,933	$ —	$ 465,820,894
$25 Par (or similar) Retail Preferred	376,718,181	9,431,928	—	386,150,109
Corporate Bonds	—	370,757,197	—	370,757,197
Common Stocks	108,919,912	220,059,875	—	328,979,787
$1,000 Par (or similar) Institutional Preferred	—	303,861,601	—	303,861,601
Convertible Preferred Securities	92,633,609	8,645,044	—	101,278,653
Investment Companies	7,677,967	13,329,882	—	21,007,849
Convertible Bonds	—	19,105,799	—	19,105,799
Sovereign Debt	—	7,229,025	—	7,229,025
Variable Rate Senior Loan Interests	—	3,548,044	—	3,548,044
Short-Term Investments:
Repurchase Agreements	—	24,918,815	—	24,918,815
Investments in Derivatives:
Futures Contracts*	(730,275)	—	—	(730,275)
Total	$890,719,355	$1,141,208,143	$ —	$2,031,927,498

*	Represents net unrealized appreciation (depreciation).
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent an Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Real Estate Investment Trust Common Stocks	$ —	$(45,929,629)	$45,929,629	$ —	$ —	$ —
Common Stocks	—	(112,096,281)	112,096,281	—	—	—
Investment Companies	—	(13,329,882)	13,329,882	—	—	—

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2018
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
Tax cost of investments	$2,070,957,033
Gross unrealized:
Appreciation	$ 58,382,763
Depreciation	(96,682,023)
Net unrealized appreciation (depreciation) of investments	$ (38,299,260)

Tax cost of futures contracts	$(730,275)
Net unrealized appreciation (depreciation) of futures contracts	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(8)	Perpetual security. Maturity date is not applicable.
(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
INR	Indian Ruppee
LIBOR	London Inter-Bank Offered Rate
MXN	Mexican Peso
N/A	Not Applicable
NOK	Norwegian Krone
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT	Real Estate Investment Trust
TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Real Estate Securities Fund
Portfolio of Investments    March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.0%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 98.0%
	Apartments – 4.8%
1,015,740	AvalonBay Communities, Inc.	$ 167,048,600
	Diversified – 3.1%
686,813	Alexander & Baldwin Inc.	15,885,985
591,957	Empire State Realty Trust Inc.	9,938,958
597,007	Forest City Realty Trust Inc.	12,095,362
352,099	Gramercy Property Trust	7,651,111
351,237	Investors Real Estate Trust	1,822,920
6,521	Lexington Corporate Properties Trust	51,320
1,109,675	Liberty Property Trust	44,087,388
192,312	VEREIT, Inc.	1,338,491
511,882	Washington Real Estate Investment Trust	13,974,379
	Total Diversified	106,845,914
	Health Care – 8.6%
3,595,973	Health Care Property Investors Inc.	83,534,453
472,040	Healthcare Realty Trust, Inc.	13,080,228
1,849,405	Healthcare Trust of America Inc., Class A	48,916,762
381,971	MedEquities Realty Trust, Inc.	4,014,515
145,395	Medical Properties Trust Inc.	1,890,135
9,299,659	Parkway Life Real Estate Investment Trust, (2)	19,895,880
2,226,366	Physicians Realty Trust	34,664,519
840,421	Sabra Health Care Real Estate Investment Trust Inc.	14,833,431
1,110,748	Ventas Inc.	55,015,348
420,112	Welltower Inc.	22,866,696
	Total Health Care	298,711,967
	Hotels & Resorts – 7.7%
704,242	Apple Hospitality REIT, Inc.	12,373,532
1,110,098	DiamondRock Hospitality Company	11,589,423
96,891	Hilton Worldwide Holdings Inc.	7,631,135
1,946,867	Host Hotels & Resorts Inc.	36,289,601
377,376	Hyatt Hotels Corporation, Class A	28,778,694
41,964	LaSalle Hotel Properties	1,217,376
1,107,791	MGM Growth Properties LLC	29,400,773
275,280	Park Hotels & Resorts, Inc.	7,438,066
33,865	Pebblebrook Hotel Trust	1,163,263

Shares	Description (1)	Value
	Hotels & Resorts (continued)
10,817	RLJ Lodging Trust	$210,282
3,597,543	Summit Hotel Properties Inc.	48,962,560
5,382,615	Sunstone Hotel Investors Inc.	81,923,400
169,647	Xenia Hotels & Resorts Inc.	3,345,439
	Total Hotels & Resorts	270,323,544
	Industrial – 11.1%
160,991	Americold Realty Trust	3,071,708
178,089	DCT Industrial Trust Inc.	10,033,534
5,375,789	Duke Realty Corporation	142,350,893
86,416	EastGroup Properties Inc.	7,143,146
2,166,094	First Industrial Realty Trust, Inc.	63,314,928
1,984,020	Prologis Inc.	124,973,420
986,449	STAG Industrial Inc.	23,595,860
379,535	Terreno Realty Corporation	13,097,753
	Total Industrial	387,581,242
	Mortgage – 0.5%
275,588	Blackstone Mortgage Trust Inc., Class A	8,658,975
136,979	KKR Real Estate Finance Trust, Inc.	2,747,799
50,058	Starwood Property Trust Inc.	1,048,715
189,355	TPG Re Finance Trust Inc.	3,766,271
	Total Mortgage	16,221,760
	Office – 14.9%
546,169	Alexandria Real Estate Equities Inc.	68,211,046
861,384	Boston Properties, Inc.	106,139,737
831,212	Columbia Property Trust Inc.	17,006,598
1,198,365	Corporate Office Properties	30,953,768
4,797,055	Cousins Properties, Inc.	41,638,437
144,821	Douglas Emmett Inc.	5,323,620
73,385	Easterly Government Properties, Inc.	1,497,054
281,974	Equity Commonwealth	8,648,143
1,487,400	Highwoods Properties, Inc.	65,177,868
2,298,677	Hudson Pacific Properties Inc.	74,775,963
34,838	Kilroy Realty Corporation	2,472,105
234,361	Mack-Cali Realty Corporation	3,916,172
2,011,505	Paramount Group Inc.	28,643,831
874,255	Piedmont Office Realty Trust	15,378,145
158,634	SL Green Realty Corporation	15,360,530

Nuveen Real Estate Securities Fund (continued)
Portfolio of Investments    March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Office (continued)
501,007	Vornado Realty Trust, (3)	$ 33,717,771
	Total Office	518,860,788
	Residential – 14.9%
8,324	American Campus Communities Inc.	321,473
1,457,518	American Homes 4 Rents, Class A	29,266,961
1,119,772	Camden Property Trust	94,262,407
577,420	Equity Lifestyles Properties Inc.	50,680,153
674,917	Equity Residential	41,588,385
326,767	Essex Property Trust Inc.	78,646,282
1,050,000	InterRent Real Estate Investment Trust	8,247,759
238,514	Invitation Homes, Inc.	5,445,275
527,759	Mid-America Apartment Communities	48,152,731
1,053,741	Sun Communities Inc.	96,280,315
1,846,261	UDR Inc.	65,763,817
	Total Residential	518,655,558
	Retail – 15.3%
97,116	Acadia Realty Trust	2,389,054
208,675	Agree Realty Corporation	10,024,747
4,692	Alexander's Inc.	1,788,731
2,965,147	Brixmor Property Group Inc.	45,218,492
33,054	Developers Diversified Realty Corporation	242,286
826,404	Federal Realty Investment Trust	95,953,768
2,479,947	GGP, Inc.	50,739,716
156,550	Kimco Realty Corporation	2,254,320
126,580	Macerich Company	7,091,012
91,560	National Retail Properties, Inc.	3,594,646
325,893	Realty Income Corporation	16,858,445
732,880	Regency Centers Corporation	43,225,262
1,468,088	Simon Property Group, Inc.	226,599,383
449,814	Taubman Centers Inc.	25,598,915
109,070	Urban Edge Properties	2,328,644
28,775	Urstadt Biddle Properties Inc.	555,357
	Total Retail	534,462,778
	Specialized – 17.1%
320,584	American Tower Corporation, REIT	46,593,678
801,661	CatchMark Timber Trust Inc., Class A	9,996,713
114,123	Coresite Realty Corporation	11,441,972
1,338,887	CubeSmart	37,756,613
192,630	CyrusOne Inc.	9,864,582

Shares	Description (1)	Value
	Specialized (continued)
1,128,266	Digital Realty Trust Inc.	$118,896,671
1,819	Entertainment Properties Trust	100,773
348,470	Equinix Inc.	145,709,246
252,635	Extra Space Storage Inc.	22,070,194
38,463	Gaming and Leisure Properties Inc.	1,287,357
346,590	Iron Mountain Inc.	11,388,947
76,121	Life Storage, Inc.	6,357,626
686,478	Public Storage, Inc.	137,563,326
139,963	SBA Communications Corporation, (4)	23,922,476
756,744	VICI Properties Inc.	13,863,550
	Total Specialized	596,813,724

	Total Long-Term Investments (cost $2,942,590,712)	3,415,525,875

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.0%
	Money Market Funds – 0.0%
427,800	First American Government Obligations Fund, Class X, (5)	1.552% (6)	$ 427,800
	Total Investments Purchased with Collateral from Securities Lending (cost $427,800)		427,800

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.5%
	Money Market Funds – 1.5%
51,536,053	First American Treasury Obligation Fund, Class Z	1.520% (6)	$ 51,536,053
	Total Short-Term Investments (cost $51,536,053)		51,536,053
	Total Investments (cost $2,994,554,565) – 99.5%		3,467,489,728
	Other Assets Less Liabilities – 0.5%		16,100,347
	Net Assets – 100%		$ 3,483,590,075
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Real Estate Securities Fund (continued)
Portfolio of Investments    March 31, 2018
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$3,395,629,995	$19,895,880	$ —	$3,415,525,875
Investments Purchased with Collateral from Securities Lending	427,800	—	—	427,800
Short-Term Investments:
Money Market Funds	51,536,053	—	—	51,536,053
Total	$3,447,593,848	$19,895,880	$ —	$3,467,489,728
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.
Tax cost of investments	$3,075,670,307
Gross unrealized:
Appreciation	$ 538,298,985
Depreciation	(146,479,564)
Net unrealized appreciation (depreciation) of investments	$ 391,819,421
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $417,260.
(4)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(6)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: May 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2018